Equipment on Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating Lease Income [Abstract]
Operating lease income	¥ 1,069,374	¥ 1,062,879